Note 7 - Servicing	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Transfers and Servicing of Financial Assets [Text Block]
NOTE
7
- SERVICING

Mortgage loans serviced for others are
not
included in the accompanying consolidated balance sheets. The unpaid principal balance of mortgage loans serviced for others amounted to
$175,742,000
a
nd
$173,238,000
at
December 31, 2019
and
2018
, respectively.

Mortgage servicing rights are included in other assets in the accompanying consolidated balance sheets. The Corporation has elected to record its mortgage servicing rights using the fair value measurement method. Significant assumptions used in determining the fair value of servicing rights as of
December 31, 2019
and
2018
 include:

Prepayment assumptions:	Based on the PSA Standard Prepayment Model
Internal rate of return:	11% to 13%
Servicing costs:	$76 – $91 per loan, annually, increased at the rate of $1 per 1% delinquency based on loan count
Inflation rate of servicing costs:	3%
Earnings rate:		0.25%

Following is a summary of mortgage servicing rights activity for the years ended
December 31, 2019,
2018
and
2017
:

	(in thousands)
	2019	2018	2017
Fair value at beginning of year	$1,313	$1,270	$1,247
Capitalized servicing rights – new loan sales	192	164	183
Disposals (amortization based on loan payments and payoffs)	(186)	(147)	(129)
Change in fair value	(258)	26	(31)
Fair value at end of year	$1,061	$1,313	$1,270

The changes in fair value of servicing rights for the years ended
December 31, 2019,
2018
and
2017
 resulted from changes in external market conditions, including prepayment assumptions, which is a key valuation input used in determining the fair value of servicing. While prepayment assumptions are constantly changing, such changes are typically within a relatively small parameter from period to period. The prepayment assumption factor used in determining the fair value of servicing at
December 31, 2019

w
as
214
c
ompared to
136
at
December 31, 2018
 and
159
at
December 31,
2017
.
The earnings rate used in determining the fair value of servicing was
0.25%
in
2019
,
2018
 and
2017
.